The Covered Bridge Fund
FUND SUMMARY
Investment Objectives:
The Fund seeks current income and realized gains from writing options with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 8 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Covered Bridge Fund	Class A Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
Redemption Fee (as a % of amount redeemed if held less than 90 days)	1.00%		1.00%
[1]	There is a 1.00% contingent deferred sales charge ("CDSC") for investments of $1 million or more (see "How to Purchase Shares" below) on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC (see "Waiver of Contingent Deferred Sales Charges" below).

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Covered Bridge Fund		Class A Shares	Class I Shares
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Total Other Expenses		0.55%	0.55%
Interest and Dividend Expense on Securities Sold Short		0.08%	0.08%
Remaining Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses		1.80%	1.55%
Fee Waiver	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver		1.73%	1.48%
[1]	Restated to reflect current contractual management fees.
[2]	The Fund's adviser, Stonebridge Capital Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2020, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund does not exceed 1.65% and 1.40% of the Fund's average daily net assets for its Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - The Covered Bridge Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	692	1,055	1,442	2,524
Class I Shares	151	483	838	1,840

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ending September 30, 2018, the Fund’s portfolio turnover rate was 186% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective by investing, under normal market conditions, in dividend paying equity securities of domestic and foreign large capitalization companies. The Adviser defines large capitalization companies to be those with total average market values of at least $10 billion. The Fund will also sell options on these securities in order to generate income for the Fund from premiums.

The Fund expects to invest up to 20% of the Fund’s assets in foreign securities and the remainder in domestic securities. It is expected that the Fund’s strategy will result in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investing (including through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Written Call Option Risk: Selling covered call options will limit the Fund’s gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Performance

The bar chart and performance table show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thecoveredbridgefund.com or by calling 1-855-525-2151.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/15	4.79%
Worst Quarter:	12/31/18	(9.08)%

Performance Table  Average Annual Total Returns  (For years ended December 31, 2018)
Average Annual Total Returns - The Covered Bridge Fund		Label	One Year	Five Years	Since Inception
Class I Shares		Return before taxes	(3.93%)	4.09%	5.37%
Class I Shares | Return after taxes on distributions			(7.39%)	1.06%	2.45%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(1.75%)	2.04%	3.09%
Class A Shares		Return before taxes	(9.19%)	2.70%	4.02%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(4.38%)	8.49%	9.98%
[1]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.